ECONOMIC ENVIRONMENT (Details) - $ / shares	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Economic Environment
Currency experienced sharp appreciation exchange rate		(27.20%)	356.30%
Currency experienced maximum devaluation exchange rate	(124.30%)
Inflation rate	(25.50%)		211.40%
Minimum
Economic Environment
Currency experienced sharp appreciated exchange rate (pesos per dollar)				$ 177.16
Maximum
Economic Environment
Currency experienced sharp appreciated exchange rate (pesos per dollar)	$ 808.45		$ 808.45